Finance costs (Details) - Schedule of finance costs - ZAR (R) R in Thousands	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
Schedule of finance costs [Abstract]
Lease liabilities	R 5,588	R 7,508	R 8,089
Term loans	2,711	8,727	1,954
Overdraft	870	595	16,512
Others	133	1	4,883
Total	R 9,302	R 16,831	R 31,438